PIPE CONVERTIBLE NOTES (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 08, 2025	Dec. 16, 2024	Dec. 06, 2024	Nov. 07, 2024	Aug. 13, 2024	Feb. 06, 2024	Feb. 02, 2024	Jul. 31, 2023	May 31, 2022	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 02, 2024	Mar. 31, 2024	Dec. 07, 2023	Nov. 02, 2023
Purchase of warrants									4,800	2,959,092	2,959,092
Original issue discount											$ 0	$ 0
Convertible debt											192,787		$ 145,992
Number of new shares issued								18,000
Loss on extinguishment of debt											270,594
Aggregate principal amount converted										$ 1,655,000	5,832,600
Accrued interest										1,087,513	4,224,860		$ 16,480
Amortization expense related to the OID										231,940	728,278				$ 3,325
Debt discounts net										5,165,893	4,068,953
Accrued interest									$ 192,857	$ 0	$ 154,500
Series A Warrants [Member]
Purchase of warrants							1,409,092			1,409,092	1,409,092
Series B Warrants [Member]
Purchase of warrants							1,550,000			1,550,000	1,550,000
Series A Common Stock [Member]
Convertible notes, shares										3,064,420	13,787,393
PIPE Convertible Notes [Member]
Original issue discount	$ 280,000	$ 210,000								$ 280,000	$ 1,005,000
Number of new shares issued					190,586
Principal amount	2,800,000	2,100,000
Prior Loan Agreement [Member]
Principal amount																$ 11,000,000	$ 11,000,000
Purchase Agreement [Member]
Principal amount							$ 4,650,000				6,200,000
Convertible debt							$ 4,185,000				$ 5,580,000
Purchase Agreement [Member] | Series A Warrants [Member]
Purchase of warrants							1,409,091
Purchase Agreement [Member] | Series B Warrants [Member]
Purchase of warrants							1,550,000
Purchase Agreement [Member] | Maximum [Member]
Principal amount														$ 10,850,000
Purchase Agreement [Member] | Minimum [Member]
Principal amount														$ 250,000
Purchase Agreement [Member] | PIPE Convertible Notes [Member] | First Mandatory Additional Closing [Member]
Convertible notes						$ 4,650,000
Original issue discount						465,000
Convertible debt						4,185,000
Purchase Agreement [Member] | PIPE Convertible Notes [Member] | Second Mandatory Additional Closing [Member]
Convertible notes						6,200,000
Convertible debt						5,580,000
Purchase Agreement [Member] | PIPE Convertible Notes [Member] | Maximum [Member]
Principal amount						10,850,000	$ 15,500,000
Purchase Agreement [Member] | PIPE Convertible Notes [Member] | Minimum [Member]
Principal amount						$ 250,000
Waiver and Amendment Agreement [Member]
Convertible debt	$ 2,520,000	$ 1,890,000
Waiver and Amendment Agreement [Member] | PIPE Convertible Notes [Member]
Principal amount			$ 2,100,000	$ 3,300,000
Original issue discount				330,000
Convertible debt			$ 1,890,000	$ 2,970,000
Number of new shares issued				116,959	192,151
Shares issued				65,790	157,582
Proceeds from issuance of repay outstanding debt				$ 2,500,000